Segment Information - Operating Revenues by Geographic Area (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
U.S.
Segment Reporting Information
Operating revenues												7,907	7,557	6,183
Canada
Segment Reporting Information
Operating revenues												$ 5,228	$ 5,306	$ 4,188